Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Property, Plant and Equipment [Line Items]
Cash					$ 0	$ 0
Capitalization of long-lived assets					$ 500
Dilutive effect of convertible debt
Equity Option [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities					3,765,498	2,808,730
Warrant [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities			5,009,466	2,040,790	846,052	14,254,813
Convertible Debt [Member]
Property, Plant and Equipment [Line Items]
Dilutive effect of convertible debt					0	0
Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities			3,779,498	786,760
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life					3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life					7 years